Marketable securities and securities investments (Tables)	12 Months Ended
Mar. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities

Marketable securities and securities investments, primarily included in the Financial Services segment, are comprised of debt and equity securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, the available-for-sale classification is eliminated for equity securities as of March 31, 2019.

	Yen in millions
	March 31, 2018				March 31, 2019
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,227,139	182,830	(359)	1,409,610	1,422,620	220,989	(20)	1,643,589
Japanese local government bonds	67,574	107	(112)	67,569	67,461	70	(34)	67,497
Japanese corporate bonds	199,880	9,844	(1,016)	208,708	202,433	17,178	(223)	219,388
Foreign government bonds	72,204	622	(3,287)	69,539	153,429	8,669	(603)	161,495
Foreign corporate bonds	365,457	1,649	(641)	366,465	360,299	944	(376)	360,867
Securitized products	99,349	1	(0)	99,350	190,111	1	—	190,112
Other	—	—	—	—	2,286	2,402	—	4,688

	2,031,603	195,053	(5,415)	2,221,241	2,398,639	250,253	(1,256)	2,647,636

Equity securities	55,676	71,723	(776)	126,623	—	—	—	—

Held-to-maturity securities:
Japanese national government bonds	5,892,868	1,635,036	(20,890)	7,507,014	6,042,635	2,016,786	—	8,059,421
Japanese local government bonds	3,850	413	—	4,263	3,518	388	—	3,906
Japanese corporate bonds	345,818	16,912	(17,390)	345,340	409,329	44,348	(5,845)	447,832
Foreign government bonds	300,220	8,310	(18,570)	289,960	386,392	18,609	(13,742)	391,259
Foreign corporate bonds	198	13	—	211	198	11	—	209

	6,542,954	1,660,684	(56,850)	8,146,788	6,842,072	2,080,142	(19,587)	8,902,627

Total	8,630,233	1,927,460	(63,041)	10,494,652	9,240,711	2,330,395	(20,843)	11,550,263

Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2019
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	132,770	132,745	6,286	6,334
Due after one year through five years	455,624	462,682	37,281	40,085
Due after five years through ten years	476,261	552,287	393,787	453,310
Due after ten years	1,333,984	1,499,922	6,404,718	8,402,898

Total	2,398,639	2,647,636	6,842,072	8,902,627

Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time in Continuous Unrealized Loss Position

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2018 and 2019. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, the available-for-sale classification is eliminated for equity securities as of March 31, 2019.

	Yen in millions
	March 31, 2018
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	10,118	(11)	32,836	(348)	42,954	(359)
Japanese local government bonds	9,324	(11)	14,729	(101)	24,053	(112)
Japanese corporate bonds	11,046	(10)	64,119	(1,006)	75,165	(1,016)
Foreign government bonds	40,156	(2,281)	7,752	(1,006)	47,908	(3,287)
Foreign corporate bonds	34,840	(69)	21,191	(572)	56,031	(641)
Securitized products	1,840	(0)	315	(0)	2,155	(0)

	107,324	(2,382)	140,942	(3,033)	248,266	(5,415)

Equity securities	13,859	(776)	15	(0)	13,874	(776)

Held-to-maturity securities:
Japanese national government bonds	—	—	304,564	(20,890)	304,564	(20,890)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	174,815	(17,390)	174,815	(17,390)
Foreign government bonds	20,448	(704)	134,230	(17,866)	154,678	(18,570)
Foreign corporate bonds	—	—	—	—	—	—

	20,448	(704)	613,609	(56,146)	634,057	(56,850)

Total	141,631	(3,862)	754,566	(59,179)	896,197	(63,041)

	Yen in millions
	March 31, 2019
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	—	—	4,063	(20)	4,063	(20)
Japanese local government bonds	27,404	(29)	4,872	(5)	32,276	(34)
Japanese corporate bonds	25,725	(21)	19,925	(202)	45,650	(223)
Foreign government bonds	—	—	15,878	(603)	15,878	(603)
Foreign corporate bonds	50,281	(117)	15,455	(259)	65,736	(376)
Securitized products	—	—	—	—	—	—
Other	—	—	—	—	—	—

	103,410	(167)	60,193	(1,089)	163,603	(1,256)

Held-to-maturity securities:
Japanese national government bonds	—	—	—	—	—	—
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	97,984	(5,845)	97,984	(5,845)
Foreign government bonds	—	—	151,229	(13,742)	151,229	(13,742)
Foreign corporate bonds	—	—	—	—	—	—

	—	—	249,213	(19,587)	249,213	(19,587)

Total	103,410	(167)	309,406	(20,676)	412,816	(20,843)